INVENTORIES (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Cost of inventories recognised as expense during period	$ 4,185,527	$ 3,599,930	$ 3,381,471
Decrease (increase) in inventories of finished goods and work in progress	11,880	33,890	21,580
Provision for inventory obsolescence	77,370	65,490
Inventory write-down	$ 4,865	$ 993	$ 300